Investments - Contractual Maturities of Available for Sale Fixed Maturity Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Due within one year	$ 5,594	$ 2,621
Due after one year through five years	70,251	50,677
Due after five years through ten years	52,075	32,471
Due after ten years	22,632	9,896
Mortgage and asset-backed securities	51,885	27,284
Amortized Cost	202,437	122,949	$ 102,301
Fair Value
Due within one year	5,592	2,614
Due after one year through five years	71,115	49,802
Due after five years through ten years	55,112	32,518
Due after ten years	23,460	9,950
Mortgage and asset-backed securities	52,782	27,336
Total	$ 208,061	$ 122,220	$ 101,913